Subsequent Events (Details) - USD ($)	Jan. 15, 2025	Jan. 14, 2025	Mar. 31, 2025	Feb. 14, 2025	Dec. 31, 2024	Oct. 21, 2024	Sep. 30, 2024	Sep. 11, 2024	Dec. 31, 2023	May 25, 2023	Nov. 25, 2021
Subsequent Events
Common stock, par value (In dollars per share)								$ 0.0001
Class of warrant or right outstanding			23,200,000		23,200,000
Minimum net tangible assets outstanding subject to non redemption		$ 5,000,001				$ 5,000,001
Private placement warrants
Subsequent Events
Class of warrant or right outstanding			11,700,000		11,700,000
Sponsor
Subsequent Events
Common stock, shares outstanding										4,200,000
Class A common stock
Subsequent Events
Common stock, shares outstanding			4,237,987		4,237,987		5,363,113		8,350,065	27,200,000
Common stock, par value (In dollars per share)			$ 0.0001		$ 0.0001				$ 0.0001
Class A common stock | Sponsor
Subsequent Events
Common stock, par value (In dollars per share)	$ 0.0001
Class B common stock
Subsequent Events
Common stock, shares outstanding			1,550,000		1,550,000				1,550,000	1,550,000	5,750,000
Common stock, par value (In dollars per share)			$ 0.0001		$ 0.0001				$ 0.0001
Class B common stock | Sponsor
Subsequent Events
Consideration for transfer of shares	$ 0
Class B common stock | Sponsor
Subsequent Events
Common stock, shares outstanding			312,506		312,506
Class B common stock | Sponsor | Sponsor
Subsequent Events
Shares transferred	262,502
Subsequent Events
Subsequent Events
Estimated federal taxes paid		$ 140,000
Minimum net tangible assets outstanding subject to non redemption				$ 5,000,001
Subsequent Events | Sponsor | Private placement warrants
Subsequent Events
Class of warrant or right outstanding	11,700,000
Subsequent Events | Class A common stock | Sponsor
Subsequent Events
Common stock, shares outstanding	4,200,000
Common stock, par value (In dollars per share)	$ 0.0001
Subsequent Events | Class B common stock | Sponsor
Subsequent Events
Consideration for transfer of shares	$ 0
Common stock, shares outstanding	312,506
Subsequent Events | Class B common stock | Sponsor | Sponsor
Subsequent Events
Shares transferred	262,502